Issuance of common units and Series A Preferred Units	9 Months Ended
Sep. 30, 2020
Issuance of common units and Series A Preferred Units
Issuance of common units and Series A Preferred Units

16. Issuance of common units and Series A preferred units

On January 26, 2018, the Partnership entered into sales agreement with B. Riley FBR Inc. (the "Agent"). Under the terms of the sales agreement, the Partnership could offer and sell up to $120 million aggregate offering amount of common units and Series A preferred units through the Agent, acting as agent for the Partnership (the "Prior ATM Program").

On October 18, 2019, the Partnership entered into a sales agreement with the Agent for a new ATM program and terminated the Prior ATM Program. Under the terms of the new sales agreement, the Partnership may offer and sell up to $120 million aggregate offering amount of common units and Series A preferred units, from time to time, through the Agent, acting as an agent for the Partnership. Sales of such units may be made in negotiated transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market maker other than on an exchange.

For the period January 1, 2020 to September 30, 2020, the Partnership sold 93,792 Series A preferred units under the new ATM program at an average gross sales price of $25.98 per unit and received net proceeds, after sales commissions, of $2.4 million. The Partnership paid an aggregate of $0.04 million in sales commissions to the Agent in the period from January 1, 2020 to September 30, 2020 in connection with such sales. The Partnership did not issue any common units under the new ATM program during the three and nine months ended September 30, 2020.

From the commencement of the Prior ATM program in January 2018 through September 30, 2020, the Partnership sold 2,119,382 Series A preferred units and 306,266 common units and received net proceeds of $54.1 million and $5.6 million, respectively. The compensation paid to the Agent for such sales was $1.0 million.

	Nine months ended September 30, 2020
		Series A
		preferred
(in thousands of U.S. dollars)	Common units	units	Total
Gross proceeds for units issued	$—	2,436	$2,436
Less: Commissions	—	(43)	(43)
Net proceeds for units issued	$—	2,393	$2,393

For the period January 1, 2019 to September 30, 2019, the Partnership sold 105,122 Series A preferred units under the Prior ATM program at an average gross sales price of $26.33 per unit and received net proceeds, after sales commissions, of $2.7 million. The Partnership paid an aggregate of $0.05 million in sales commissions to the Agent in the period from January 1, 2019 to September 30, 2019 in connection with such sales. For the period from January 1, 2019 to September 30, 2019, the Partnership sold 53,160 common units under the Prior ATM program at an average sales price of $19.60 per unit and received net proceeds, after sales commissions, of $1.0 million. The Partnership paid an aggregate of $0.01 million in sales commissions to the Agent in connection with such sales in the period from January 1, 2019 to September 30, 2019.